Related party disclosures - Remuneration of key management personnel (Details) € in Thousands			1 Months Ended								12 Months Ended
	Dec. 15, 2025 shares	Jan. 06, 2025 shares	Nov. 30, 2024 shares	Oct. 31, 2024 shares	Sep. 30, 2024 shares	Mar. 31, 2024 shares	Feb. 29, 2024 shares	Jul. 31, 2023 shares	Mar. 31, 2023 shares	Jan. 31, 2023 shares	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€) item
Related party disclosures
Number of key management personnel | item											6	6	6
Short-term employee benefits											€ 3,082	€ 2,224	€ 2,022
Share-based payments											1,087	171	822
Total											4,169	2,395	2,844
Number of options granted | shares	231,797	1,237,013	308.81	51,472	861,234	938,332	183,507	31,854	35,325	28,138
Loans, quasi-loans or other guarantees outstanding with members of the executive management team											0
First Initial Earn Out Milestone Payment, First Tranche
Related party disclosures
Earning milestone payment											€ 3,000
Key management personnel
Related party disclosures
Of which outstanding at year-end												€ 573	€ 1,465
Number of options granted											1,324,054	1,067,618
ESOP warrants outstanding											3,704,852	2,380,798	1,571,838